Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jun. 23, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015